Loans to Third Pairties, Net (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 27, 2018 CNY (¥)	Dec. 25, 2017 CNY (¥)	Sep. 05, 2017 CNY (¥)
Loans to Third Pairties, Net [Line Items]
Distance learning loaned	$ 27,700	$ 87,367	¥ 200,000	¥ 600,000	¥ 600,000	¥ 3,000,000
Interest rate				6.00%	6.00%	6.00%
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Loans to Third Pairties, Net [Line Items]
Distance learning loaned		88,760
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to Third Pairties, Net [Line Items]
Distance learning loaned		$ 436,834